NOTES AND LOANS PAYABLE (Details - Notes payable) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Notes and loans payable	$ 15,067,583	$ 9,209,896
Less current portion	(14,927,993)	(8,958,171)
Long-term portion	$ 139,590	$ 251,725